UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 30, 2002
                                               ---------------------------------

if amendment report check here     |_|;                   Amendment Number: ____

This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holding
                                       entries.

Skyline Asset Management
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


Form 13F File Number: 28-5324
                      -----------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Stephen F. Kendall          Chief Operating Officer           (312) 913-3997
--------------------------------------------------------------------------------
Name                               (Title)                        (Phone)


                                      /s/ Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                 August 6, 2002
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                               --------------------
Form 13F Information Table Entry Total:        70
                                               --------------------
Form 13F Information Table Value Total:      $ 1,443,834
                                               --------------------
                                               (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

No.      Form 13F File Number      Name

  1      28-  04975                Affiliated Managers Group, Inc.
------        ----------------     --------------------------------------------

------        ----------------     --------------------------------------------

------        ----------------     --------------------------------------------

------        ----------------     --------------------------------------------

------        ----------------     --------------------------------------------

------        ----------------     --------------------------------------------

------        ----------------     --------------------------------------------

------        ----------------     --------------------------------------------

------        ----------------     --------------------------------------------

------        ----------------     --------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION            VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE SHARED       NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)    GERS   (A)   (B)         (C)
------------------------------------------------------------------------------------------------------------------------------------
AARON RENTS, INC.          COMMON        002535201   28,127    1,174,400           X               1              991,000   183,400
AMB PROPERTY CORP          COMMON        00163T109   18,960      611,600           X               1              545,600    66,000
AMERICAN AXLE & MFG H      COMMON        024061103   15,096      507,600           X               1              423,600    84,000
APRIA HEALTHCARE GROU      COMMON        037933108   19,056      850,700           X               1              711,000   139,700
BANK HAWAII CORP           COMMON        062540109   22,814      814,800           X               1              686,900   127,900
BRANDYWINE REALTY TRU      COMMON        105368203   19,979      771,400           X               1              689,100    82,300
CENTRAL PKG CORP           COMMON        154785109   18,769      821,400           X               1              677,300   144,100
CIBER INC                  COMMON        17163B102   12,756    1,759,500           X               1            1,459,400   300,100
CLAYTON HOMES INC          COMMON        184190106   27,073    1,713,500           X               1            1,451,400   262,100
COMMERCE BANCSHARES I      COMMON        200525103   44,283    1,000,965           X               1              846,115   154,850
CRANE CO                   COMMON        224399105   13,850      545,700           X               1              452,600    93,100
CVB FINL CORP              COMMON        126600105    8,671      381,814           X               1              322,634    59,180
D R HORTON INC             COMMON        23331A109   39,994    1,536,450           X               1            1,295,050   241,400
DEL MONTE FOODS CO.        COMMON        24522P103   27,343    2,317,200           X               1            1,966,100   351,100
DELPHI FINANCIAL GROU      COMMON        247131105   25,854      596,408           X               1              508,800    87,608
ELECTRONICS FOR IMAGI      COMMON        286082102   19,014    1,195,100           X               1            1,017,300   177,800
FLEMING COS INC            COMMON        339130106   20,259    1,116,200           X               1              946,300   169,900
FLOWSERVE CORP             COMMON        34354P105   32,053    1,075,600           X               1              909,900   165,700
FURNITURE BRANDS INTE      COMMON        360921100   19,203      634,800           X               1              529,800   105,000
HAVERTY FURNITURE COS      COMMON        419596101   16,240      822,300           X               1              683,900   138,400
HCC INSURANCE HLDGS I      COMMON        404132102   20,969      795,800           X               1              669,200   126,600
HEALTH NET INC COM         COMMON        42222G108   30,582    1,142,400           X               1              967,700   174,700
IDEX CORP.                 COMMON        45167R104   14,593      435,600           X               1              363,100    72,500
IHOP CORP.                 COMMON        449623107   16,697      566,950           X               1              480,415    86,535
IMATION CORP.              COMMON        45245A107   14,809      497,600           X               1              416,500    81,100
INTERPOOL, INC.            COMMON        46062R108   25,824    1,496,200           X               1            1,231,000   265,200
IPC HLDGS LTD              COMMON        G4933P101   21,106      691,100           X               1              590,300   100,800
ISTAR FINL INC             COMMON        45031U101   32,638    1,145,200           X               1              970,600   174,600
JACK IN THE BOX INC        COMMON        466367109   17,016      535,100           X               1              442,100    93,000
JAKKS PC INC               COMMON        47012E106   16,024      904,800           X               1              768,600   136,200
KEMET CORP                 COMMON        488360108   21,066    1,179,500           X               1            1,000,900   178,600
KENNAMETAL INC.            COMMON        489170100   25,397      693,900           X               1              586,400   107,500
KEY ENERGY SVCS INC C      COMMON        492914106   15,719    1,497,000           X               1            1,265,600   231,400
LANDSTAR SYSTEM, INC.      COMMON        515098101   33,604      314,500           X               1              265,400    49,100

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION            VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE SHARED       NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)    GERS   (A)   (B)         (C)
------------------------------------------------------------------------------------------------------------------------------------
LITHIA MTRS INC            COMMON        536797103   11,215      416,600           X                 1            344,700     71,900
LSI INDUSTRIES INC.        COMMON        50216C108    7,295      397,100           X                 1            318,096     79,004
MCSI INC                   COMMON        55270M108   11,166      984,700           X                 1            815,800    168,900
MONACO COACH CORP.         COMMON        60886R103   15,037      705,950           X                 1            593,200    112,750
MOORE LTD                  COMMON        615785102   15,932    1,387,800           X                 1          1,153,300    234,500
MPS GROUP INC              COMMON        553409103   20,074    2,361,600           X                 1          2,004,900    356,700
MSC INDUSTRIAL DIRECT      COMMON        553530106   21,598    1,107,600           X                 1            936,400    171,200
O CHARLEYS INC.            COMMON        670823103   31,834    1,258,266           X                 1          1,070,816    187,450
OLD REPUBLIC INTL COR      COMMON        680223104   33,989    1,079,000           X                 1            911,500    167,500
PARK ELECTROCHEMICAL       COMMON        700416209   13,428      506,700           X                 1            417,600     89,100
PERKINELMER INC.           COMMON        714046109   12,525    1,133,500           X                 1            963,500    170,000
POLARIS INDUSTRIES IN      COMMON        731068102   22,867      351,800           X                 1            298,000     53,800
POMEROY COMPUTER RES       COMMON        731822102   14,039      962,900           X                 1            800,300    162,600
PROVIDENT FINL GROUP       COMMON        743866105   22,724      783,310           X                 1            659,410    123,900
RADIOLOGIX INC             COMMON        75040K109   18,535    1,215,400           X                 1          1,019,000    196,400
RADISYS CORPORATION        COMMON        750459109    4,511      387,900           X                 1            307,200     80,700
RAYMOND JAMES FINANCI      COMMON        754730109   20,596      723,439           X                 1            613,639    109,800
REGAL BELOIT               COMMON        758750103   12,111      498,200           X                 1            414,700     83,500
REINSURANCE GROUP OF       COMMON        759351109   19,087      619,300           X                 1            515,500    103,800
RELIANCE STEEL & ALUM      COMMON        759509102   23,720      777,700           X                 1            661,500    116,200
REMINGTON OIL & GAS C      COMMON        759594302   20,729    1,040,600           X                 1            889,500    151,100
ROBBINS & MYERS INC        COMMON        770196103   14,682      559,300           X                 1            464,700     94,600
SCHOOL SPECIALTY INC.      COMMON        807863105   18,063      680,100           X                 1            561,400    118,700
SCOTTISH ANNUITY & LI      COMMON        G7885T104   15,825      829,400           X                 1            699,600    129,800
SCOTTS CO                  COMMON        810186106   23,413      515,700           X                 1            439,300     76,400
SELECTIVE INSURANCE G      COMMON        816300107   15,923      562,070           X                 1            465,670     96,400
SILICON STORAGE TECHN      COMMON        827057100   15,305    1,962,200           X                 1          1,671,800    290,400
SPARTECH CORP              COMMON        847220209   10,524      386,500           X                 1            323,100     63,400
SPINNAKER EXPL CO          COMMON        84855W109   16,234      450,700           X                 1            375,600     75,100
STAGE STORES               COMMON        85254C305   23,227      668,600           X                 1            566,000    102,600
TORO CO. (THE)             COMMON        891092108   35,474      624,100           X                 1            531,600     92,500
UNITED RENTALS INC         COMMON        911363109   16,810      771,100           X                 1            650,400    120,700
UNITED STATIONERS INC      COMMON        913004107   25,387      835,100           X                 1            704,800    130,300
VENTAS INC                 COMMON        92276F100   21,140    1,658,000           X                 1          1,498,600    159,400

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                     ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7         ITEM 8
                                                        FAIR               INVESTMENT DISCRETION            VOTING AUTHORITY
                           TITLE                      MARKET   SHARES OR                  SHARED
NAME OF ISSUER              OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE SHARED       NONE
                           CLASS          NUMBER     (x$1000)     AMOUNT   (A)     (B)      (C)    GERS   (A)   (B)         (C)
------------------------------------------------------------------------------------------------------------------------------------
WAYPOINT FINANCIAL         COMMON        946756103   25,650    1,312,000           X                 1          1,116,400    195,600
WERNER ENTERPRISES IN      COMMON        950755108   37,727    1,770,400           X                 1          1,492,467    277,933